RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
As at	December 31, 2024	December 31, 2023
Trade accounts receivable	$674,998	$610,443
Sales tax receivable	54,592	39,169
	$729,590	$649,612
Current portion	$573,390	$649,612
Long term portion	156,200	-
	$729,590	$649,612

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Provision for doubtful accounts

Balance at December 31, 2022	73,257
Increase during the year	216,238
Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	$429,506